Scope of Consolidation and Summary of Material Accounting Policies - Estimated useful lives, goodwill and impairment (Details)	12 Months Ended
Jun. 30, 2026
Useful lives
Period of budgets used for cash flow forecasts	5 years
Software and license
Useful lives
Estimated useful life of intangible assets	3 years
Minimum | Other fixed assets and office equipment
Useful lives
Estimated useful life of property and equipment	3 years
Maximum | Other fixed assets and office equipment
Useful lives
Estimated useful life of property and equipment	15 years